Organization and basis of financial statements - Company's subsidiaries (Details)	Sep. 30, 2021
Easy Skills Technology Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect ownership by the Company	100.00%
Skillful Craftsman Network Technology (Wuxi) Co., Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect ownership by the Company	100.00%
Wuxi Kingway Technology Co., Ltd.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect ownership by the Company	100.00%
Shenzhen Jisen Information Tech Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect ownership by the Company	100.00%